Fair Value Measurements - Measurements (Details)	Sep. 30, 2022 Y $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	10.33
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	11.50
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs | Y	5.00
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	16.50
Risk-free rate of return
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	4.03
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	0.00